December 1, 2022

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus that would have been filed under Rule 497(c) does not differ from the one contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on November 28, 2022 (Accession No. 0001387131-22-011865) for the American Conservative Values ETF and the American Conservative Values Small-Cap ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP